Stock-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized to issue of shares	80,000,000	80,000,000		80,000,000	80,000,000
Shares available for future grants	1,743,494
Net proceeds from exercise of stock options	$ 1.8	$ 0.4	$ 2.0
First Amended And Restated Two Thousand And Four Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized to issue of shares	2,700,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised, shares	198,900	48,400	204,245
Income tax benefits realized from the exercise of stock options	2.2	0.7	1.9
Restricted Stock Units R S U [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares received for the payment of taxes upon issuance of restricted stock units	63,066	22,339	23,330
Shares received for the payment of taxes upon issuance of restricted stock units, value	2.6	0.9	0.9
Compensation expenses	4.8	4.9	3.8
Compensation expenses net of tax	3.0	3.1	2.4
Unrecognized compensation cost	10.3
Unrecognized compensation cost, weighted average period (in years)	2 years 4 months
Outstanding aggregate intrinsic value	30.6
Vested aggregate intrinsic value	$ 12.1
Restricted Stock Units R S U [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Restricted Stock Units R S U [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	15 years